Inventories and Equipment on Operating Leases, Net	12 Months Ended
Dec. 31, 2012
Inventories and Equipment on Operating Leases, Net [Abstract]
Inventories and Equipment on Operating Leases, Net
Inventories and Equipment on Operating Leases, Net
The following is a summary of Inventories by major category:

	December 31,
	2012	2011
Finished goods	$844	$866
Work-in-process	61	58
Raw materials	106	97
Total Inventories	$1,011	$1,021

The transfer of equipment from our inventories to equipment subject to an operating lease is presented in our Consolidated Statements of Cash Flows in the operating activities section. Equipment on operating leases and similar arrangements consists of our equipment rented to customers and depreciated to estimated salvage value at the end of the lease term. We recorded $30, $39 and $31 in inventory write-down charges for the years ended December 31, 2012, 2011 and 2010, respectively.
Equipment on operating leases and the related accumulated depreciation were as follows:

	December 31,
	2012	2011
Equipment on operating leases	$1,533	$1,556
Accumulated depreciation	(998)	(1,023)
Equipment on Operating Leases, Net	$535	$533

Depreciable lives generally vary from three to four years consistent with our planned and historical usage of the equipment subject to operating leases. Depreciation and obsolescence expense for equipment on operating leases was $279, $294 and $313 for the years ended December 31, 2012, 2011 and 2010, respectively. Our equipment operating lease terms vary, generally from one to three years. Scheduled minimum future rental revenues on operating leases with original terms of one year or longer are:

2013	2014	2015	2016	2017	Thereafter
$397	$285	$177	$103	$46	$15

Total contingent rentals on operating leases, consisting principally of usage charges in excess of minimum contracted amounts, for the years ended December 31, 2012, 2011 and 2010 amounted to $158, $154 and $133, respectively.